                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM 10-KSB

MARK ONE:

[ ] Annual Report Under Section 13 or 15(d) of the Securities Exchange Act of 1934 [Fee Required]

                                       or

[X] Transition Report Pursuant to Section 13 or 15(d) of the Securities Exchange Act of 1934 [No Fee Required]

              For the transition period from August 1, 1995 to March 2, 1996.

                         Commission file number 0-12850

                               EDUDATA CORPORATION
              (Exact name of small business issuer in its charter)

         DELAWARE                                         13-3152648
(State or other jurisdiction of                        (IRS Employer
incorporation or organization)                        Identification No.)


          200 N. Westlake Blvd., Suite 202, Westlake Village, CA 91362
             (Address of principal executive offices with Zip code)

Issuer's telephone number, including area code     (805) 381-2700

Securities registered under Section 12(b) of the Exchange Act:

                                      NONE

Securities registered under Section 12(g) of the Exchange Act:

                   Common Stock, par value $.01 per share

Check whether the issuer (1) filed all reports required to be filed by Section 13 or 15(d) of the Exchange Act during the past 12 months (or for such shorter period that the issuer was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes X No____

Check if there is no disclosure of delinquent filers in response to Item 405 of Regulation S-B in this form, and no disclosure will be contained, to the best of registrant's knowledge in definitive proxy or information statements incorporated by reference in Part III of this Form 10-KSB, or any amendment to this Form 10-KSB.

[ X ]

Issuer's revenues for the transition period ended March 2, 1996 were approximately $221,000.

As of May 31, 1996, the aggregate market value of the common stock held by non-affiliates of the registrants was approximately $5,805,000.

Number of shares of registrant's common stock outstanding as of May 31, 1996:
8,746,900.

Transitional Small Business Disclosure Format        Yes [   ]        No [ X ]


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Item 1. - Description of Business

General

The current business of Edudata Corporation ("Edudata" or the "Company") arises out of its acquisition of Dental/Medical Diagnostic Systems LLC ("DMD"), a California limited liability company, and Bavarian Dental Instruments, Inc. ("BDI"), a California close corporation, on March 1, 1996. DMD designs , develops, manufactures and sells an intraoral video camera to the dental marketplace. BDI imports and distributes high quality reusable diamond dental burs, also to the dental marketplace. The Company's common stock is traded in the over-the-counter market under the symbol EDTA. The Company's principal executive offices are located at 200 N. Westlake Blvd., Suite 202, Westlake Village, California 91362. Its telephone number is (805) 381-2700.

History and Prior Activities

Edudata was organized in New York in 1981 and reorganized in Delaware in 1983 by Sun Equities Corporation ("Sun") which owned approximately 81 percent of the Company's outstanding common stock until August 11, 1995. At that time, Sun distributed the shares of Edudata it owned to its shareholders in the form of a dividend.

The Company was initially organized to provide education in the use of personal computers, to market software programs developed by others, and to provide a broad range of advisory services to businesses in conjunction with both computer and non-computer related management issues. The Company's original concept was modified, however, and until late in the fiscal year ended July 31, 1987, the Company was engaged in the ownership and operation of proprietary schools through its subsidiaries, Betty Owen Secretarial Systems, Inc. and Taylor Business Institute, Inc., and in the development, construction and sale of single-family homes and commercial buildings through its majority-owned subsidiary, Lytton & Tolley, Inc.. As a result of management's continuing review and evaluation of its subsidiaries, a decision was made during the latter part of fiscal 1987 to dispose of its subsidiaries and their operations and to use the proceeds to acquire another business. Such sales took place in fiscal 1988 and all operations ceased. From 1988 to early 1996, the Company's operations were limited to exploring opportunities to acquire or to become an operating business and resulted in the acquisition described below.

Recent Developments

Acquisition of Dental/Medical Diagnostic Systems, LLC and Bavarian Dental Instruments, Inc.

On March 1, 1996, Edudata Corporation acquired all the outstanding securities of DMD and BDI, in exchange for the issuance by the Company of a total of 5,000,000 restricted shares of its common stock. The acquisition was effected pursuant to the terms of two Contribution Agreements dated February 29, 1996 ("Contribution Agreements") between the Company and DMD and the Company and BDI.

The purpose of these transactions was to acquire the operating businesses of the two entities, DMD and BDI. DMD is a manufacturer and distributor of intra-oral cameras and BDI is a distributor of dental burs. The businesses of DMD and BDI are described in greater detail below.

In connection with the DMD Contribution Agreement, Robert H. Gurevitch, Hiroki Umezaki, Fred Kinley and Dewey Perrigo (collectively, the "DMD Members") tendered a total of one hundred percent (100%) of the membership interests of DMD to the Company in exchange for a total of four million (4,000,000) restricted shares of common stock of the Company. Messrs. Gurevitch and Umezaki had contributed to DMD, collectively, approximately Five Hundred Forty-Three Thousand Dollars ($543,000) and Messrs. Kinley and Perrigo contributed services to DMD for their membership interests. The shares of the Company's common stock were allocated among the DMD Members in proportion to their membership interests in DMD, as follows: Mr. Gurevitch (50%), Mr. Umezaki (40%), Mr. Kinley (5%) and Mr. Perrigo (5%). Thus, the DMD Members received the following number of Edudata shares: Mr. Gurevitch (2,000,000 shares), Mr. Umezaki (1,600,000 shares), Mr. Kinley (200,000 shares) and Mr. Perrigo (200,000 shares).

In connection with the BDI Contribution Agreement, Messrs. Gurevitch, Perrigo and Anatoly Borodyansky (collectively, the "BDI Shareholders") tendered a total of one hundred percent (100%) of the capital stock of

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BDI to the Company in exchange for a total of one million (1,000,000) restricted shares of common stock of the Company. Mr. Gurevitch had contributed to BDI approximately Eighty-Two Thousand Dollars ($82,000), and Messrs. Perrigo and Borodyansky contributed services to BDI for their shares of BDI capital stock. The shares of the Company's common stock were allocated among the BDI Shareholders in proportion to their shareholder interests in BDI, as follows:
Mr. Gurevitch (55%), Mr. Borodyansky (40%) and Mr. Perrigo (5%). Thus, the BDI Shareholders received the following number of Edudata shares: Mr. Gurevitch (550,000 shares), Mr. Borodyansky (400,000 shares) and Mr. Perrigo (50,000 shares).

In addition, on March 5, 1996, the Company issued options to purchase 15,000 shares of the Company's common stock to each of the new board members, Messers. Gurevitch and Umezaki, Marvin H. Kleinberg and Gerald K. Kitano. The Company also issued options to purchase 120,000 shares of the Company's common stock to Tyler Runnels for investment banking services rendered in connection with the acquisition of DMD and BDI. All of the options described in this paragraph are immediately exercisable at a price of $0.30 per share and expire on March 4, 2001.

As a result of these transactions, Messrs. Gurevitch and Umezaki are currently the Company's largest shareholders, having beneficial ownership of 28.7% and 18.1% of the common stock, respectively. Immediately subsequent to the transactions, the former members of DMD and shareholders of BDI in the aggregate owned approximately 66.7% of Edudata's outstanding common stock.

Because the former members of DMD and shareholders of BDI own a majority of Edudata after the transactions, Mr. Gurevitch, the former president of DMD and BDI, was named Chairman of the Board and Chief Executive Officer, Edudata's former Board of Directors resigned and were replaced by directors nominated by the new Chairman of the Board and the former DMD members and BDI shareholders, and management control of Edudata was transferred to the former management of DMD and BDI. Accordingly, for accounting purposes the acquisition was treated as a recapitalization of DMD and BDI with DMD and BDI combined as the acquiror (reverse acquisition). As a result, the combined historical financial statements of DMD and BDI became the financial statements of Edudata.

Further, since Edudata's assets consisted solely of approximately $660,000 in cash and cash equivalents and Edudata has had no operations in the last five years prior to the transaction, for accounting purposes this transaction was recorded by the Company as the issuance of common stock for cash held by Edudata. Therefore, no proforma information is presented.

Offshore Offering  of Common Stock:

On May 30, 1996, the Company completed the sale of a total of 1,237,000 shares of its common capital stock to six foreign investors pursuant to Regulation S of the Securities Act of 1933, as amended. Each share was sold at a price of $.88 per share and, consequently, the Company raised approximately $1,089,000 from the sales less related expenses not expected to exceed $20,000.

As a result of the Regulation S sales, the number of shares of Edudata common stock currently outstanding has increased 16.47% from 7,509,900 to 8,746,900

General  Business Description of DMD and BDI

DMD designs, develops, manufactures and distributes and sells an intraoral camera (the "TeliCam Intraoral Camera System" or "TeliCam System") to the dental market place. The camera is designed to assist the dental professional and staff in diagnosing and demonstrating oral problems to the patient. BDI distributes high quality reusable diamond dental burs to dental markets.

DMD was formed in October 1995 and, from that time, has been primarily involved in designing, developing, manufacturing and marketing the TeliCam Intraoral Camera System. The first shipments to customers of the TeliCam System commenced in early February 1996. BDI was formed in November 1995 and, from that time, has been primarily involved in negotiating distribution agreements to import from Russia and to distribute and market dental burs in the United States and elsewhere. The first sales of the burs commenced in early March 1996.

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The TeliCam Intraoral Camera System

The TeliCam Intraoral Camera System features the latest 1/3 inch camera, CCD chip and CCU processor with fiberoptic illumination. The image capturing mechanism is built into the processor and an automatic light intensity control eliminates reflection and glare. The TeliCam Uni-lens handpiece allows capture of up to a maximum of four images and is designed to focus on a tooth as close as 2 mm or as far away as a full extraoral image. The Uni-lens can also capture magnified photographs of x-rays. Each system includes a 13 inch S-VHS color monitor to view the images. The fiber optic light rod is contained in a monocoil cable and swiveling base. The base camera system is currently priced at $3,995.

Management believes that the TeliCam System is the only intraoral camera presently capable of capturing and displaying images without the use of a printer, unlike other systems. Images are captured using a frame grabber built into the CCU processor. For patient and insurance company use, the Company also offers two high speed, high resolution color printers which allow for the production of multi-format hard copy images. Printers are currently offered at $1,395 each. Other optional equipment is also available. DMD holds worldwide rights to market the Teli camera and frame grabber circuitry to the dental market and has the rights to use the "TeliCam" trademark through an agreement with Boston Marketing, as described below.

Dental Burs

The dental burs distributed by BDI are imported from two companies located in Russia known as JV "DENTOMAL" and NPO "ALTECH", pursuant to exclusive distribution agreements for United States, Canada, Mexico, Guatemala, Honduras, Nicaragua, Costa Rica, Panama, Venezuela, Columbia, Peru, Bolivia, Paraguay, Brazil, Argentina and Chile. The agreements expire in December 1998. The JV "DENTOMAL" agreement terminates should BDI not place any orders for six consecutive months. As of March 2, 1996, the Company had an inventory of approximately 479,000 burs. The burs are manufactured to ISO 9000 standards, are reusable, autoclavable, vibration free and are of precision quality. BDI currently markets the burs at prices between $.99 and $1.50 per bur, dependent upon the quantity ordered. Because the Company is dependent upon those two suppliers located in Russia for its supply of dental burs, interruptions in obtaining burs from those sources could cause delays in the distribution of products and losses in sales that could adversely affect future operating results.

Hardware

Except as specifically discussed below, the Company assembles and tests the TeliCam System at its facility located in Irvine, California. The Company purchases the non-proprietary hardware components included as part of its TeliCam System from outside sources. Except for the CCU processor, an important system component, which is purchased from one supplier under the agreement with Boston Marketing discussed below, other key components are available from a limited number of suppliers. Although, there are a limited number of suppliers of the key components, management believes that other suppliers could provide similar components on comparable terms. Changes in key suppliers could cause delays in manufacturing and distribution of products and possible losses in sales, which could adversely affect operating results.

Marketing and Sales

Sales of the TeliCam Systems and burs in the United States are made through full-time employees working out of the Company's headquarters and by a national field force of independent, non-exclusive sales representatives who operate under the supervision of independent Regional Managers. The majority of the sales made by the Company are the result of leads generated principally from responses to direct mail solicitations, advertising in trade publications and attending trade shows. The sales representatives currently are compensated on a commission basis.

The Company began shipping the TeliCam System internationally in April 1996 through distributors and is investigating the most effective manner in which to market the burs to markets in North and South America.


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Training, Customer Support and Product Service

Management believes that little or no training is required to operate the TeliCam System. All TeliCam Systems currently sold by DMD come with a one year standard limited parts and labor warranty on the hardware components. Technical support is available to answer customers' telephone inquiries through the Company's offices in Irvine during regular working hours. Burs are offered with 30-day satisfaction or money back guarantee.

Patents and Proprietary Rights

While the Company does not own the patents, DMD holds worldwide rights to market the TeliCam System and frame grabber circuitry to the dental market and has the rights to use the "TeliCam" trademark through an agreement with Boston Marketing. The patents pertaining to the TeliCam System are owned by unaffiliated companies. The Company also holds the exclusive rights to market and sell JV "DENTOMAL" and NPO "ALTECH" manufactured dental burs in sixteen (16) North and South American countries, including the United States and Canada, for a period of three years that began in December 1995.

Competition

There are many companies that compete in the intraoral camera and dental bur markets. The Company believes that the TeliCam System and dental burs offered by it are superior to competing products currently being marketed to the dental industry at these price levels.

Several of the companies with which the Company competes currently are better financed and have more resources than the Company. There can be no assurance that competitive pressures will not result in price reductions or other developments in the market will not have an adverse effect on the Company.

Research and Development

During the period from inception (October 23, 1995) to March 2, 1996, the Company spent approximately $528,000 on Company sponsored research and development developing the TeliCam Intraoral Camera System. All costs were borne by the Company.

Employees

As of May 31, 1996, the Company had forty-four (44) full-time employees, which includes officers, production, customer service, administration, sales and marketing, and research and development personnel.

Item 2. - Description of Property

The corporate headquarters and principal offices of the Company, DMD and BDI are located in Westlake Village, California, in approximately 3,900 square feet of space under a lease that expires on November 14, 2000. The lease provides for aggregate minimum monthly rental payments of approximately $5,600. The lease also requires the Company to pay taxes, maintenance fees, insurance, and periodic rent increases based on a published price index. In addition, under a lease that expires on November 1, 1998, the Company leases approximately 5,700 square feet in a building in Irvine, California where it manufactures and distributes the TeliCam System and distributes dental burs. The lease payments for this space are approximately $3,700 per month. The lease also requires the Company to pay taxes, maintenance fees, insurance, and provides for periodic rent increases.

Item 3. - Legal Proceedings

None

Item 4. - Submission of Matters to a Vote of Security Holders

No matters were submitted to a vote of the Company's security holders during the period from August 1, 1995 to March 2, 1996.

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                                     Part II

Item 5. - Market For Common Equity And Related Stockholder Matters

The Company's common stock is traded in the over-the-counter market under the symbol "EDTA". Commencing March 12, 1996 the Company's is now reported on the Over-The-Counter Electronic Bulletin Board. The following table shows the closing high and low bid prices of the Company's common stock for the periods indicated as reported by the National Quotation Bureau, Inc. Bid prices in the over-the-counter market represent inter-dealer prices, without retail mark-up, mark-down or commissions and may not represent actual transactions. Due to the relatively inactive market for the Company's shares, market prices cannot be considered indicative of any reliable market value for such shares.

Calendar Quarter Ended:                          High                    Low
                                                 ----                    ---

1996                  First                     $2-1/8                   $1/8
- - ----

1995
- - ----
                      Fourth                       1/8                    1/8
                      Third                        1/8                   1/16
                      Second                       1/8                    1/8
                      First                        1/8                    1/8

1994
- - ----
                      Fourth                       1/8                    1/8
                      Third                        1/8                    1/8
                      Second                       1/8                    1/8
                      First                        1/8                    1/8


As of May 31, 1996, there were approximately 200 owners of record of the Company's common stock. This number does not include investors whose accounts are maintained by securities firms in "street name".

The Company has never declared a cash dividend on its common stock and anticipates that it will retain any earnings for use in the operation and expansion of its business. Therefore the Company, does not anticipate paying any cash dividends in the foreseeable future.


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Item 6. - Management's Discussion and Analysis or Plan of Operation

Introduction

This discussion summarizes the significant factors affecting the consolidated operating results, financial condition and liquidity/cash flows of the Company at March 2, 1996 and for the period from inception (October 23, 1995) to March 2, 1996. This should be read in conjunction with the financial statements and notes thereto, included in this Report on Form 10-KSB.The statements contained in this Item 6 are based on current expectations. The statements are, in part, forward-looking and actual results may differ materially.

As more fully described in Note 2 to the consolidated financial statements, on March 1, 1996 the Company purchased 100% of the outstanding member interests of DMD and the capital of BDI. Immediately subsequent to the transaction, the former members of DMD and shareholders of BDI owned approximately 66.7% of Edudata's outstanding common stock. The former president of DMD and BDI, Robert
H. Gurevitch, was named Chairman of the Board and Chief Executive Officer of the Company. Edudata's former Board of Directors resigned and were replaced by directors nominated by the new Chairman of the Board and prior members of DMD and shareholders of BDI, and management control of Edudata was transferred to the former management of DMD and BDI. Accordingly, for accounting purposes the acquisition was treated as a recapitalization of DMD and BDI with DMD and BDI combined as the acquiror (reverse acquisition). As a result, the combined historical financial statements of DMD and BDI became the financial statements of Edudata. Since both DMD and BDI were only formed in October and November of 1995, and since the historical combined financial statements of DMD and BDI became the financial statements of Edudata, there is no comparable financial information for the prior periods.

DMD was formed in October 1995 and has been primarily involved in designing, developing, manufacturing and marketing the TeliCam Intraoral Camera System. The first shipments to customers of the TeliCam System commenced in early February 1996. BDI was formed in November 1995 and has been primarily involved in negotiating distribution agreements to import from Russia and to distribute and market dental burs in the United States and elsewhere. The first sales of burs commenced in early March 1996. All sales to date have been in the United States.

Because of the limited history of the Company's operations and because the Company anticipates increased sales, the results of operations for the period presented is not indicative of future results.

Results of Operations from Inception (October 23, 1995) to March 2, 1996

Net Sales: From the period from inception (October 23, 1995) to March 2, 1996 ("current period"), net sales totaled $220,623 and primarily resulted from the sale of 42 of the Company's TeliCam Intraoral Camera Systems, including fifteen systems with printers, which sales commenced in February 1996. Sales have increased in subsequent periods due to increased orders, production and shipments as a result of the commencement of sales in just February 1996.

Cost of Sales: Cost of sales for the current period totaled $202,115 or 92% of sales. The cost of sales include direct costs of production, including raw materials, labor and overhead, approximately $39,000 of warranty expense and approximately $34,000 of finished goods inventory write down. The warranty reserve and finished goods inventory write down related to modifications that will be necessary to the cameras systems sold to date or in finished goods inventory. Cost of goods sold is expected to increase in fiscal 1997 as sales increase. However, cost of goods sold as a percentage of net sales is expected to decrease because of anticipated reductions in modifications to completed camera systems, decreases in raw material costs, improvement in production efficiencies and absorption of fixed costs over a larger production volume.

Selling, General and Administrative Expenses: Selling, general and administrative expenses totaled $1,111,391 for the current period. The expenses related to formulating and executing the Company's business plan and administering the design, development, manufacture and marketing of the Company's camera systems and bur products. Expenses included $437,590 for advertising and promotion, $93,107 for travel relating to attendance at trade shows, $224,768 for wages and benefits, $34,351 for commissions, $103,751 for professional and consulting fees, $67,109 for rent and utilities, and $150,715 for other general and administrative expenses. These

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expenses will increase in fiscal 1997 due to the inclusion of expenses for an entire year and need for additional support functions as the Company's sales increase.

Research and Development Expenses: Research and development expenses totaled $528,426 in the current period and related to direct expenses of designing and developing the Company's camera system. These expenses were comprised of wages and benefits, design and development fees, and raw material used in the development of prototypes. These expenses are expected to decrease in the future due to the completion of the initial development of the Company's camera system.

Interest Expense: Interest expense totaled $3,904 in the current period and related to interest on the notes payable to related parties and lease obligations. Interest expense is expected to increase in fiscal 1997 due to the inclusion of these expenses for an entire year.

Provision For Income Taxes: As discussed in Note 10 to the consolidated financial statements, the Company has no tax provision for the period from inception (October 23, 1995) to March 2, 1996 due to the Company being taxed as a partnership and its operating losses. As a result of the acquisition on March 1, 1996 as described in Note 2 to the consolidated financial statements as of that date DMD and BDI terminated their status as being taxed as a partnership and will be taxed as a C corporation. The tax provision is expected to increase in fiscal 1997.

Capital Resources and Liquidity

For the current period, the Company used net cash in operating activities of $879,575. Accounts receivable increased $77,303 due to the commencement of sales in February 1996. Inventory levels increased $1,163,641 in anticipation of increased sales and production levels. These increases in working capital were partially financed by trade payable and accrued liabilities which increased $1,656,461 and advance customer deposits of $249,345. Cash was also used to repay $100,000 of related-party borrowings.

Capital expenditures relating to setting up production operations, marketing, sales and general and administrative functions totaled $241,407, including capitalized leases of $96,870. The Company anticipates spending not more than $75,000 over the next fiscal year for equipment to support the expansion of the Company's operations.

The cash outflows were primarily financed through the sale of the Company's common stock which raised $1,291,113 ( see Note 9 to the consolidated financial statements) and issuing notes totaling $377,015 to the Company's Chief Executive Officer and Chairman of the Board and another related party. As described in
Note 9 to the consolidated financial statements, the Company has financed its activities subsequent to March 2, 1996 through the sale of a total of 1,237,000 shares of common stock to foreign investors which raised $1,088,560, less related costs not expected to exceed $20,000. These funds have been used to pay down accounts payable and for general working capital purposes.

In fiscal 1997, the Company will need additional cash to continue to pay down its current liabilities and to finance increases in accounts receivable and inventory necessary to support anticipated increased sales levels. The Company believes that funds available from operations and the ability to raise funds through additional sales of equity and/or debt securities will be adequate to finance its operations and meet its obligations. There can be no assurance, however, that operations and/or efforts to raise funds through the sale of its securities will provide adequate cash or that such capital will be available at terms acceptable to the Company, or at all.

Inflation: The relatively moderate rate of inflation over the past several years has not had a material impact on the Company's operations. However, there can be no assurance that this trend will continue in the future.

Seasonality: It is expected that the Company's business will be moderately seasonal, with lower sales in the summer months.

New Accounting Pronouncements: The FASB recently issued Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (SFAS
123), which is effective for financial statements for fiscal years beginning after December 15, 1995. SFAS 123 establishes new financial accounting and reporting standards for stock-based compensation plans. Entities will be allowed to measure compensation cost for stock-based compensation under SFAS 123 or APB Opinion No. 25, "Accounting for Stock Issued to Employees". Entities electing to remain with the accounting provisions of APB Opinion No. 25 will be required to make pro forma disclosure of net income and earnings per share as if the provisions of SFAS 123 had been


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applied. The Company is in the process of evaluating SFAS 123. The potential impact on the Company by adopting the new standard has not been quantified at this time. The Company is required to implement SFAS 123 in fiscal 1997.

Risk Issues and Uncertainties

The statements contained herein are based on current expectations. These statements are forward looking, and actual results may differ materially. While the management of Edudata is optimistic about the Company's long-term prospects, the following issues and uncertainties, among others, should be considered in evaluating its growth outlook.

Technological Change: Management believes that the TeliCam is the only intraoral camera presently capable of capturing and displaying images without the use of a printer, unlike other systems. However, in this period of rapid technological change, competitors may develop systems that could impact the marketplace's acceptance of the TeliCam.

Customer Acceptance: The Company is in the early stages of marketing the TeliCam IntraOral Camera System through DMD, as well as in the distribution of dental burs distributed by BDI. As such, the degree to which the market will accept and purchase these products is unknown. Accordingly, the Company's performance and revenue will be impacted depending upon the marketplace acceptance of these products. While the Company has tested the TeliCam System and the dental burs, user acceptance and market penetration rates ultimately dictate the success of the marketing efforts of these products.

Prices: Future prices that the Company is able to obtain for its products may increase or decrease from current levels depending upon competitive market or cost factors.

Intellectual Property Rights: While the Company does not own the patents, DMD holds worldwide rights to market the TeliCam and Frame Grabber
Circuitry (#CS6110 NTSC-PAL) to the dental market and has the rights to use the "TeliCam" trademark through an agreement with Boston Marketing. The Company also holds the exclusive rights to market and sell JV "Dentomal" and NPO "ALTECH" manufactured dental burs in sixteen North and South American countries, including the United States and Canada, for a period of three (3) years that began in December, 1995. Nevertheless, there can be no assurance that these efforts to protect these agreements and property rights will be successful.

Competition: There are many companies that compete in the intraoral camera and dental bur markets. The Company believes that the TeliCam System and dental burs offered by it are superior to competing products currently being marketed to the dental industry at the current price points. Several of the companies with which the Company competes are better financed and have better resources than the Company. There can be no assurance that competitive pressures will not result in price reductions or that other developments in the markets will not have an adverse effect on the Company.

Suppliers: The Company purchases the non-proprietary hardware components included as part of its TeliCam System from outside sources. Except for the CCU processor, an important system component, which is purchased from a single supplier under an agreement with Boston Marketing, discussed above, other key components are available from a limited number of suppliers. Although there are a limited number of suppliers of these key component parts, management believes that other suppliers could be found to provide similar components on comparable terms. However, changes in key suppliers could cause delays in manufacturing and distribution of products and a possible loss in sales which could adversely affect future operating results.

The dental burs distributed by BDI are imported currently from two companies located in Russia, JV "Dentomal" and NPO "ALTECH", pursuant to the exclusive distribution agreements described above. Both agreements expire in December, 1998 and the JV "Dentomal" agreement will terminate immediately upon BDI failing to place any orders for a period of six (6) consecutive months. Because the Company is dependent upon these two companies located in Russia for its supply of dental burs at certain price points, any interruption in the distribution of the burs from these suppliers could cause delays in the distribution of the products and possible losses in sales which could adversely affect future operating results.

Conflict of Interests: The Company's Executive Vice President, Secretary and Director, Hiroki Umezaki, is also an owner of Boston Marketing. As described more fully in Item 12, the Company has entered into agreements with Boston Marketing with respect to the TeliCam System and Boston Marketing has loaned money to the Company.

Item 7 - Financial Statements

         Financial Statements                                            Page
         --------------------                                            ----

         Report of Independent Accountants                                 17

         Consolidated Balance Sheet                                        18
              March 2, 1996

         Consolidated Statement of Operations                              19
              Inception (October 23, 1995) to March 2, 1996

         Consolidated Statement of Stockholders' Deficit                   20
              Inception (October 23, 1995)
              to March 2, 1996

         Consolidated Statement of Cash Flows                              21
              Inception (October 23, 1995) to March 2, 1996

         Notes to Consolidated Financial Statements                        22

Item 8 - Changes In And Disagreements With Accountants On Accounting And Financial Disclosure

Not applicable.

                                    PART III

Item 9 -Directors, Executive Officers, Promoters and Control Persons; Compliance With Section 16(a) of The Exchange Act

Upon the acquisition of DMD and BDI on March 1, 1996, all of the members of Edudata's Board of Directors and officers resigned and were replaced by the following individuals:

Robert H. Gurevitch, 55, Chairman of the Board and Chief Executive Officer. Prior to his appointment to this position, Mr. Gurevitch served, since October 1995, as President of both DMD and BDI . From August 1993 to September 1995, Mr. Gurevitch was a private investor. From February 1987 to August 1993, Mr. Gurevitch was Chief Executive Officer and Chairman of the Board of New Image Industries, Inc., a company whose securities are registered under the Securities Exchange Act of 1934, as amended.

Hiroki Umezaki, 50, Executive Vice President, and Director and Secretary. Mr. Umezaki is also President of Intertex, Inc., a position that he has held for more than five years. In addition, Mr. Umezaki is President and partial owner of Boston Marketing Company, Ltd., a Japanese company with which DMD has an agreement to distribute the intraoral camera system previously discussed.
Mr. Umezaki was also Secretary of DMD prior to its acquisition.

Marvin H. Kleinberg, 68, Assistant Secretary and Director. Mr. Kleinberg is an intellectual property attorney and has been a partner in the law offices of Arant, Kleinberg, Lerner & Ram, LLP located in Los Angeles, California, for more than five years.

Gerald K. Kitano, 58, Director. Mr. Kitano, for more than five years, has been primarily a corporate and business attorney in the Law Offices of Gerald K. Kitano, located in Los Angeles, California.

Martin S. McDermut, 45, Chief Financial Officer. Mr. McDermut has served as the Company's Chief Financial Officer since February, 1996. Mr. McDermut also currently provides financial consulting services to other early stage ventures. From June 1995 to March 1996, Mr. McDermut served as Vice President and Chief Financial Officer of All-Comm Media Corporation. From January, 1994 to May, 1995, Mr. McDermut was Vice President and Chief Financial Officer for Pet Metro, Inc. Pet Metro, Inc. filed for bankruptcy protection in April, 1995. From 1988 to 1993, Mr. McDermut was a partner with Coopers & Lybrand.

Compliance with Section 16(a) of the Securities Exchange Act

Section 16(a) of the Securities Exchange Act of 1934, as amended, requires the Company's officers and directors and persons who own more than ten percent of a registered class of the Company's equity securities, to file reports of ownership and changes in their stock ownership on Forms 3, 4 and 5 with the Securities and Exchange Commission ("SEC") and the National Association of Securities Dealers. Officers, directors and greater than ten percent stockholders are required by SEC regulations to furnish the Company with copies of all of the Forms 3, 4 and 5 they file.

Based solely on the Company's review of the copies of such forms that it has received and written representations from certain reporting persons that they were not required to file Forms 5 for specified fiscal years, the Company believes that all its officers, directors and greater than ten percent beneficial owners have complied with these filing requirements applicable to them with respect to transactions during the transition period ended March 2, 1996.

Item 10- Executive Compensation

Prior to the acquisition of DMD and BDI on March 1, 1996 and resignation of the prior directors and executive officers, Edudata did not pay compensation to its executive officers during fiscal 1995 and 1994, or from August 1, 1995 to March 1, 1996.

The following table sets forth the compensation accrued for the current Chief Executive Officer of the Company from inception (October 23, 1996) to March 2, 1996.


                                              SUMMARY COMPENSATION TABLE

                                              Annual Compensation                   Long Term Compensation
                             --------------------------------------------------     ----------------------
                                                                                    AWARDS             PAYOUTS
                                                                                    ------             -------
                                                                                    Stock Option       LTIP             All Other
Name and                     Fiscal                                Other Annual     Awards             Payout           Compensation
Principal Position (1)       Year (2)     Salary       Bonus       Compensation     (in shares)
                             ---------- ----------- ------------ ------------------ ------------------ ---------------- ------------
Robert H. Gurevitch          1996         $2,769         -            $1,152               -                 -               -
Chairman of the Board &
Chief Executive Officer

(1) Reflects the primary capacity served in transition period - August 1, 1996 to March 2, 1996.

(2) 1996 information is for the period from August 1, 1995 to March 2, 1996.

Option Grants: No stock options were granted in the last period from inception (October 23, 1995) to March 2, 1996.

Director Compensation: Current directors receive no compensation. However, on March 5, 1996 the Company issued options to purchase 15,000 shares of the Company's common stock to each of the current directors Robert H. Gurevitch, Hiroki Umezaki, Marvin H. Kleinberg and Gerald K. Kitano. All of these options are immediately exercisable at $.30 per share and expire on March 4, 2001.

Item 11 - Security Ownership Of Certain Beneficial Owners and Management

The following table sets forth as of June 14, 1996, information concerning the ownership of Common Stock by (i) each beneficial owner of more than five percent of the outstanding shares of Common Stock ("Beneficial Holder"), (ii) each director of Edudata, (iii) each named executive officer, and (iv) all directors and executive officers of Edudata as a group, and the percentage ownership of such outstanding Common Stock.

                  OWNERSHIP OF EDUDATA CORPORATION COMMON STOCK

Name and Address of Beneficial                          Amount and Nature of
Holder and Name of Named Executive,                     Beneficial Ownership of    Percent
Director of Identity of Group (1)                       Common Stock               of Class
- - ------------------------------------------------------------------------------------------------------------------------------------

Named Executives:

Robert H. Gurevitch                                      2,565,000(2)             28.7%
591 W. Stafford Road
Westlake Village, CA 91361

Hiroki Umezaki                                           1,615,000(2)             18.1%
222 S. Figueroa Street
Los Angeles, CA 90012


Gerald K. Kitano                                            15,000(2)              *
3435 Wilshire Boulevard, Suite 1800
Los Angeles, CA 90010

Marvin H. Kleinberg                                         15,000(2)              *
2029 Century Park East, Suite 1080
Los Angeles, CA 90067

All Executive Officers and Directors as a Group          4,210,000              47.2%
(4 persons)

More than 5% Shareholders

Richard M. Bliss (3)                                       650,000               7.3%
6000 Macadam Court
Agoura Hills, CA 91301

Paul and Natalie Koether                                   750,770               8.4%
211 Pennbrook Road
Far Hills, N.J 07931

G. Tyler Runnels                                           592,000(4)            6.6%
1999 Avenue Of The Stars, Suite 2950
Los Angeles, CA  90067


* Less than one percent

(1) Unless otherwise indicated, the owner has sole voting and disposition powers.

(2) Includes options to purchase 15,000 shares of common stock at $.30 per share.

(3) Richard Bliss is the Vice President of Marketing/COO of BDI.

(4) Includes options to purchase 120,000 share of common stock at $.30 per share.

Item 12 - Certain Relationships and Related Transactions

Legal Services: Marvin H. Kleinberg, Assistant Secretary and a director of the Company, is a partner in the law offices of Arant, Kleinberg, Lerner and Ram, LLP. The total amount of fees paid or accrued by the Company for services rendered by Arant, Kleinberg, Lerner and Ram, LLP for the period from inception (October 23, 1995) to March 2, 1996 totaled $17,975.

Agreement with Boston Marketing: The Company has entered into an agreement with Boston Marketing Company, Ltd., ("Boston Marketing") whereby the Company obtained worldwide rights to market the Teli camera and frame grabber circuitry to the dental market and the rights to use the "TeliCam" trademarks. The Company has agreed to purchase from Boston Marketing 5,000 camera and frame grabber units at prices ranging from $650 to $750, depending on the specific unit, through October 30, 1996, and an additional 5,000 units per year for the following two years at prices and terms to be mutually determined. Boston Marketing is partially owned by Hiroki Umezaki, Executive Vice President of the Company, Secretary, director and 18.1% beneficial owner of the Company's common stock. Under another agreement with the Company, Mr. Umezaki has obtained the exclusive rights to sell TeliCam products, on behalf of the Company, in the Far East for five years, with a five year option to extend. Mr. Umezaki will receive commissions ranging from 10% to 15% from these sales.

Through March 2, 1996, 905 cameras and frame grabber units at an aggregate cost of $674,218, had been purchased by the Company. A total of approximately 825 units remain in inventory at March 2, 1996. No payments had been made to Boston Marketing through March 2, 1996 and amounts payable to Boston Marketing totaling $674,218 are included in accounts payable, including $79,218 which was past due. No sales of the Company's product have been made to date in the Far East. Through June 10, 1996 an additional 700 camera and frame grabber circuitry units have been purchased by the Company at an aggregate cost of $525,000. Subsequent to March 2, 1996 payments totaling approximately $679,000 have been made to Boston Marketing.

Loans Made To The Company By Robert H. Gurevitch and Boston Marketing: From December 1995 through February 1996, Robert H. Gurevitch, Chief Executive Officer and Chairman of the Board of the Company, and Boston Marketing, collectively, loaned $377,015 to the Company in exchange for promissory notes dated February 1 and 15, 1996. The promissory notes bear interest at 6% per annum and are payable within six months. On February 26, 1996, the Company repaid $50,000 to both Mr. Gurevitch and Boston Marketing. On April 11, 1996, Boston Marketing loaned the Company an additional $25,000 under similar terms. No interest has been paid on these notes. Accrued interest totaling $1,827 related to these notes is included in other accrued liabilities.

Item 13 - Exhibits and Reports on Form 8-K

   (3)  Exhibits:

       (3)(I) Certificate of Incorporation and by-laws.*

       (3)(ii) Certificate of Amendment to Certificate of Incorporation.**

       (4)(b) Stock Appreciation Rights Plan.*

       10.1 The Contribution Agreement dated February 29, 1996 by and between the Company and DMD.****

       10.2 Contribution Agreement dated February 29, 1996 by and between the Company and BDI.****

       10.3 Letter of Authorization and Declaration of Exclusive Rights by JV "DENTOMAL" to BDI dated December 25, 1995.****

       10.4 Letter of Authorization dated January 3, 1996 and Declaration of Exclusive Rights dated December 21, 1995 by NPO "ALTECH" to BDI.****

       10.5 Agreement by and between DMD and Boston Marketing Company, Ltd. dated February 1, 1996****

       (11) Statement re: Computation of earnings per share.*****

        (7) Subsidiaries of Registrant***

       (27) Financial Data Schedule.*****

(b)   Reports on Form 8-K

         On March 17, 1996, the Company filed a report on Form 8-K, dated March 1, 1996 regarding the acquisition of DMD and BDI.

         On May 15 and 20, 1996, the Company filed an amendment to the Form 8-K dated March 1, 1996 to submit the required financial statements regarding the acquisition of DMD and BDI.

         On May 31, 1996, the Company filed a Form 8-K, dated May 20, 1996 disclosing the Company's change in year end.

    * Incorporated by reference to Exhibits 3(a) and 3(b) to Registrant's Registration Statement on Form S-1 (File No. 2-88997)

   ** Incorporated by reference to Exhibit 3(b) to Registrant's Annual Report on
      Form 10-K for the fiscal year ended July 31, 1987.

  *** Incorporated by reference to Exhibit 22 to Registrant's Annual Report on
      Form 10-K for the fiscal year ended July 31, 1990.

 **** Incorporated by reference to the exhibits to Registrant's Report on Form
      8-K, dated March 1, 1996.

***** Included herewith.

Signatures

In accordance with Section 13 or 15(d) of the Exchange Act, the Registrant has duly caused this report to be signed on behalf by the undersigned, thereto duly authorized.

                                                 Edudata Corporation

Dated June 17, 1996                              By: /s/ Robert H. Gurevitch
                                                 ---------------------------
                                                 Robert H. Gurevitch
                                                 Chairman of the Board and Chief
                                                 Executive Officer

In accordance with the requirements of the Exchange Act of 1934, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Hiroki Umezaki                                     June 17, 1996
- - --------------------------------------
Hiroki Umezaki
Secretary and Director

/s/ Marvin H. Kleinberg                                June 14, 1996
- - --------------------------------------
Marvin H. Kleinberg
Assistant Secretary and Director

/s/ Gerald K. Kitano                                   June 17, 1996
- - --------------------------------------
Gerald K. Kitano
Director

/s/Martin S. McDermut                                  June 17, 1996
- - --------------------------------------
Martin S. McDermut
Chief Financial and Accounting Officer

                        REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Directors and Shareholders of Edudata Corporation

We have audited the accompanying consolidated financial statements of Edudata Corporation and Subsidiaries "the Company" listed in Item 7 and 13(a) of this Form 10-KSB. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Edudata Corporation and Subsidiaries as of March 2, 1996, and the consolidated results of their operations and their cash flows from inception (October 23, 1995) to March 2, 1996 in conformity with generally accepted accounting principles.

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern. As further discussed in Note 3 to the consolidated financial statements, the Company has incurred start-up losses, has a consolidated working capital deficit of approximately $458,000 and has a consolidated total deficit of approximately $260,000 at March 2,1996. This raises substantial doubt about the Company's ability to continue as a going concern. Management's plans in regard to these matters are also described in
Note 3. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

/s/COOPERS & LYBRAND L.L.P.

Los Angeles, California
 June 10, 1996

                      EDUDATA CORPORATION AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEET
                                  MARCH 2, 1996

ASSETS
- - ------

Current Assets:

   Cash and cash equivalents                                             $   666,611
   Accounts receivable, less allowances for
   bad debts and sales returns of $28,280                                     49,023
   Inventories                                                             1,072,085
   Prepaid expenses and other                                                152,985
                                                                         -----------

      Total current assets                                                 1,940,704

   Property and equipment, net                                               249,000
   Other assets                                                               36,040
                                                                         -----------

   Total assets                                                          $ 2,225,744
                                                                         ===========
LIABILITIES AND SHAREHOLDERS'  DEFICIT

Current liabilities:

   Book overdraft                                                        $    49,906
   Accounts payable                                                        1,616,866
   Accrued salaries and wages                                                 45,432
   Other accrued expenses                                                    144,542
   Customer deposits                                                         249,345
   Current portion of capital lease obligations                               15,505
   Notes payable to related parties                                          277,015
                                                                         -----------

      Total current liabilities                                            2,398,611

Capital lease obligations                                                     74,836
Other long term liabilities                                                   12,629
                                                                         -----------
      Total liabilities                                                    2,486,076

Commitments and contingencies

SHAREHOLDERS' DEFICIT:

   Common stock, par value $.01 per share; 10,000,000 shares
      authorized; 7,509,900 shares issued and outstanding                     75,099
   Paid in capital                                                         1,289,782
   Accumulated deficit                                                    (1,625,213)
                                                                         -----------

      Total shareholders' deficit                                           (260,332)
                                                                         -----------
      Total liabilities and shareholders' deficit                        $ 2,225,744
                                                                         ===========


The accompanying notes are an integral part of these consolidated financial statements.

                      EDUDATA CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENT OF OPERATIONS
        FOR THE PERIOD FROM INCEPTION (OCTOBER 23 ,1995) TO MARCH 2, 1996


Net sales                                                                 $  220,623

Cost of sales                                                               (202,115)
                                                                         -----------

     Gross profit                                                             18,508

Operating expenses

   Selling, general and administrative expenses                            1,111,391

   Research and development expenses                                         528,426

   Interest expense                                                            3,904
                                                                         -----------
Net loss                                                                 ($1,625,213)
                                                                         ===========

Net loss per common share                                                 $     (.47)
                                                                         ===========
Weighted average common shares outstanding                                 3,433,072
                                                                         ===========


      The accompanying notes are an integral part of these consolidated financial statements.

                      EDUDATA CORPORATION AND SUBSIDIARIES
                 CONSOLIDATED STATEMENT OF SHAREHOLDERS' DEFICIT
        FOR THE PERIOD FROM INCEPTION (OCTOBER 23,1995) TO MARCH 2, 1996

                           Number of Shares   Common           Paid In         Accumulated
                           Outstanding        Stock            Capital          Deficit          Total
                           ----------------   ------           -------         -----------       -----
Issuance of restricted
common stock for cash      4,150,000           $41,500           $589,735                      $631,235

Issuance of restricted
  common stock for
  services                   850,000             8,500            119,617                       128,117

Issuance of stock for
  cash, net of issuance
  costs                    2,509,900            25,099            580,430                       605,529

Net loss                                                                      $(1,625,213)   (1,625,213)
                           ---------           -------         ----------     -----------    ----------

Balance at March 2, 1996   7,509,900           $75,099         $1,289,782     $(1,625,213)   $ (260,332)
                           =========           =======         ==========    ============    ==========




The accompanying notes are an integral part of these consolidated financial statements.

                      EDUDATA CORPORATION AND SUBSIDIARIES
                      CONSOLIDATED STATEMENT OF CASH FLOWS
        FOR THE PERIOD FROM INCEPTION (OCTOBER 23, 1995) TO MARCH 2, 1996

Cash flows from operating activities:

Net loss                                                         $(1,625,213)
Adjustments to reconcile net loss to
  net cash used by operating activities:

  Depreciation and amortization                                        9,219
  Allowances for bad debts and sales returns                          28,280
  Inventory write down                                                91,556
  Deferred rent                                                       12,629
  Common shares issued for services                                  128,117
Changes in operating assets and liabilities:
Increase in:

    Accounts receivable                                              (77,303)
    Inventories                                                   (1,163,641)
    Prepaid expenses and other                                      (152,985)
    Other assets                                                     (36,040)
Increase in:

    Accounts payable                                               1,524,470
    Accrued expenses                                                 131,991
    Customer deposits                                                249,345
                                                                 -----------

Net cash used by operating activities                               (879,575)
                                                                 -----------

Cash flows from investing activities:

    Purchase of property and equipment                              (144,537)
                                                                 -----------

Cash flows from financing activities:

    Increase in book overdraft                                        49,906
    Accounts payable to related party in excess of terms              79,218
    Net proceeds from issuance of common stock                     1,291,113
    Proceeds from borrowings from related parties                    377,015
    Principal payments on borrowings from related parties           (100,000)
    Principal payments on capital lease obligations                   (6,529)
                                                                 -----------

Net cash provided by financing activities                          1,690,723
                                                                 -----------

Net increase in cash and cash equivalents                            666,611

Cash and cash equivalents, beginning of period                            --
                                                                 -----------

Cash and cash equivalents, end of period                         $   666,611
                                                                 ===========

Supplemental cash flow information:

    Capital lease obligations incurred                           $    96,870
    Property and equipment not paid for at period end            $    16,812
    Common stock issuance costs not paid for at period end       $    54,349


The accompanying notes are an integral part of these consolidated financial statements.

                      EDUDATA CORPORATION AND SUBSIDIARIES.
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                          FOR THE PERIOD FROM INCEPTION
                       (OCTOBER 23, 1995) TO MARCH 2, 1996

1. Description of Business

   The current business of Edudata Corporation ("Edudata") arises out of the acquisition on March 1, 1996 of Dental/Medical Diagnostic Systems, LLC ("DMD"), a California limited liability company, and Bavarian Dental Instruments, Inc. ("BDI"), a California close corporation. Collectively, Edudata and its wholly owned subsidiaries are referred to as the Company.

   DMD designs, develops, manufactures and sells an intraoral camera (the "TeliCam Intraoral Camera System" or "TeliCam System"), and BDI distributes high quality reusable diamond dental burs, both to the dental marketplace.

   DMD was formed in October 1995 and has been primarily involved in designing, developing, manufacturing, marketing and selling the TeliCam System. The first shipments to customers of the TeliCam System commenced in early February 1996. DMD holds worldwide rights to market the Teli camera and frame grabber circuitry to the dental market and has the rights to use the "TeliCam" trademark, both through an agreement with Boston Marketing Company, Ltd., a related party described below. The majority of the TeliCam System sales to date have been in the United States.

   BDI was formed in November 1995, and from that time, has been primarily involved in negotiating a distribution agreement to import from Russia and to distribute and market dental burs in the United States and elsewhere. The first sales of the burs commenced in early March 1996. The dental burs are imported pursuant to two exclusive distribution agreements for the United States, Canada, Mexico, Central and South America. The agreements expire in December 1998 and can be terminated if no orders are placed for six months. All bur sales to date have been in the United States.

   DMD and BDI buy certain key components from one supplier or from a limited number of suppliers. Although there are a limited number of suppliers of the key components, management believes that other suppliers could provide similar components on comparable terms. Changes in key suppliers could cause delays in manufacturing and distribution of products and a possible loss in sales, which could adversely affect operating results.

   The Company maintains its administrative offices in Westlake Village, California and its manufacturing facility in Irvine, California.

2. Acquisition of DMD and BDI

   On March 1, 1996, Edudata completed the acquisition of BDI and DMD. The acquisition was effected pursuant to the terms of two Contribution Agreements dated February 29, 1996 ("Contribution Agreements") between Edudata and BDI and Edudata and DMD. Pursuant to the Contribution Agreements the former shareholders of BDI and members of DMD received a total of 5,000,000 shares of newly issued Edudata restricted common stock, then constituting approximately 66.7% of Edudata's outstanding common stock, taking into consideration the newly issued shares. As part of the transactions, Edudata's prior Board of Directors resigned and were replaced by Robert H. Gurevitch, Chief Executive Officer, Board Member and member/shareholder of DMD and BDI, Hiroki Umezaki, President of DMD's International Operations, Board Member and member of DMD and two outside members. In addition, existing management and security holders of both DMD and BDI assumed management control of Edudata.

   Accordingly, for accounting purposes the acquisition was treated as a recapitalization of DMD and BDI with DMD and BDI combined as the acquiror (reverse acquisition). As a result, the combined historical financial statements of DMD and BDI became the financial statements of Edudata. Further, since Edudata's assets consisted solely of approximately $660,000 in cash and cash equivalents and has had no operations in the last five years, for accounting purposes this transaction was recorded by the Company as the issuance of common stock for cash held by Edudata. Therefore, no proforma information is presented.

3. Summary of Significant Accounting Policies

   Basis of Presentation

   Since inception, the Company has incurred start-up losses. Also, the Company has a consolidated working capital deficit of approximately $458,000 and has a consolidated total deficit of approximately $260,000 at March 2,1996.

   Management has funded these losses, and intends to fund future losses, through offering of notes and equity and/or debt securities and ultimately, through the attainment of positive operating cash flows. Through the acquisition of the Company by Edudata (see Note 2), the Company raised approximately $606,000, net of issuance costs and recently completed the sale of 1,237,000 shares of the Company's common stock for approximately $1,089,000 less issuance costs, through an offshore offering pursuant to Regulation S (Note 9). Management plans additional equity financing offerings.

   The ability of the Company to raise additional funds and ultimately achieve positive operating cash flow is uncertain and, therefore, this raises substantial doubt about the Company's ability to continue as a going concern. The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

   Principles of Consolidation

   The consolidated financial statements include the accounts of Edudata Corporation and its wholly owned subsidiaries as of March 2, 1996 and for the period from inception (October 23, 1995) to March 2, 1996. All significant intercompany balances and transactions have been eliminated.

   Fiscal Year

   On May 20, 1996, the Company retroactively changed its year end from July 31, to the Saturday nearest to February 28th (29th), beginning with the period ended March 2, 1996. In addition, the Company changed its fiscal quarters such that each quarter consists of 13 weeks and ends on a Saturday. The accompanying financial statements reflect the audited financial statements for the transition period ended March 2, 1996.

   Use of Estimates

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The significant estimates made in the preparation of the combined financial statements relate to the assessment of the carrying value of accounts receivable, inventories and warranty provision. Actual results could differ from those estimates.

   Cash and Cash Equivalents

   Cash included currency on hand and demand deposits with financial institutions. Cash equivalents are defined as short-term, highly liquid investments both readily convertible to known amounts of cash and so near maturity that there is insignificant risk of change in value because of changes in interest rates.

   Inventories

   Inventories are carried at standard costs which approximate the lower of actual cost (first-in; first-out) or market. Such amounts include the cost of materials and, when applicable, labor and overhead.

   Advertising and Promotion Costs

   Production costs of future media advertising and costs of dental industry trade shows are deferred until the advertising or trade show occurs. All other advertising and promotion costs are expensed as incurred. Total advertising and promotion expenses incurred for the period from inception (October 23, 1995) through March 2, 1996 were $437,590.

   Property and Equipment

   Property and equipment is recorded at cost, less accumulated depreciation. Capitalized leases are recorded at the lower of fair market value or the present value of future minimum lease payments, less accumulated amortization. Maintenance and repairs are expensed as incurred. The cost and related accumulated depreciation and amortization of property and equipment sold or retired are removed from the accounts and the resulting gains or losses are included in current operations. Depreciation and amortization are provided on a straight line basis over the estimated useful lives of the related asset, limited as to leasehold improvements and capital leases by the primary term of the lease, as follows:

      Equipment and software, including capitalized leases          5 years

      Furniture and fixtures                                        7 years

      Leasehold improvements                                        3 years

   Major Customers

   No customer accounted for more than ten percent of revenues in the period presented. The majority of the Company's current customers consist of dental professionals. Certain of the dental professionals lease the Company's products through third party leasing companies. Under the terms of the sales, the leasing companies have no recourse to the Company.

   Revenue Recognition

   The Company recognizes revenue from system and supply sales at the time of shipment, net of estimated sales returns and allowances.

   Warranty Expenses

   The Company generally warrants its systems for one year. A provision for estimated future costs relating to warranty is recorded when systems are shipped.

   Income Taxes

   Prior to the acquisition of DMD and BDI by Edudata on March 1, 1996, DMD was formed as a limited liability company and elected to be taxed as a partnership, and BDI elected to be taxed under the provisions of Subchapter S of the Internal Revenue Code. As a result, the Company's federal and state taxable income or loss and tax credits from inception (October 23, 1995) to February 29, 1996 were passed through to the individual shareholders or members. Accordingly, no provision for Federal or state income taxes for this period is reflected in the consolidated financial statements. Due to the net operating loss incurred, however, treatment as a C corporation for tax purposes would not have resulted in tax expense for the period from inception (October 23, 1995) to February 29, 1996. As a result of the acquisition on March 1, 1996 as described in Note 2, as of that date DMD and BDI terminated their status as being taxed as partnerships, and will be taxed as a C corporation.

   Deferred tax assets and liabilities are determined based on the difference between the financial statement and the tax basis of assets and liabilities using enacted tax rates and laws applicable to the years in which the differences are expected to reverse. Valuation allowances, if any, are established when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

   Income tax expense is the tax payable for the period and the change during the period in deferred tax assets and liabilities.

   Fair Value Of Financial Instruments

   The Financial Accounting Standards Board, Statement of Financial Accounting Standards No. 107, "Disclosures About Fair Value of Financial Instruments", requires disclosure of fair value information about all financial instruments held by a company except for certain excluded instruments and instruments for which it is not practicable to estimate fair value. The carrying value of the Company's financial instruments approximates their fair values.

   Earnings (Loss) Per Share

   Earnings (loss) per share is computed based on the weighted average number of common shares outstanding. There were no common stock equivalents outstanding as of March 2, 1996.

4.  Related Party Transactions

   The Company has entered into an agreement with Boston Marketing Company, Ltd., ("Boston Marketing") whereby the Company obtained worldwide rights to market the Teli camera and frame grabber circuitry to the dental market and the rights to use the "TeliCam" trademarks. The Company agreed to purchase from Boston Marketing 5,000 camera and frame grabber units at prices ranging from $650 to $750, depending on the specific unit, through October 30, 1996 and an additional 5,000 units per year for the following two years at prices and terms to be mutually determined. Boston Marketing is partially owned by Mr. Hiroki Umezaki, the Executive Vice President, Secretary and Director, and 18.1% beneficial owner of the Company's common stock. Under another agreement with the Company, Mr. Umezaki has the exclusive rights to sell TeliCam products, on behalf of the Company in the Far East for five years, with a five year option to extend. He will receive commissions ranging from 10% to 15% on these sales.

   Through March 2, 1996, 905 cameras and frame grabber units at an aggregate cost of $674,218, had been purchased by the Company. A total of approximately 825 units remain in inventory at March 2, 1996. No payments had been made to Boston Marketing through March 2, 1996 and amounts payable to Boston Marketing totaling $674,218 are included in accounts payable, including $79,218 which was past due. No sales of the Company's product have been made to date in the Far East. Through June 10, 1996 an additional 700 camera and frame grabber circuitry units have been purchased by the Company at an aggregate cost of $525,000. Subsequent to March 2, 1996 payments totaling approximately $679,000 have been made to Boston Marketing

   From December 1995 through February 1996 Robert H. Gurevitch, Chief Executive Officer and Chairman of the Board of the Company, and Boston Marketing collectively loaned $377,015 to the Company in exchange for promissory notes dated February 1 and 15, 1996. The promissory notes bear interest at 6% per annum and are payable within six months. On February 26, 1996 the Company repaid $50,000 to both Mr. Gurevitch and Boston Marketing. On April 11, 1996, Boston Marketing loaned the Company an additional $25,000 under similar terms. No interest has been paid on these notes. Accrued interest totaling $1,827 related to these notes is included in other accrued liabilities. The carrying amounts of these notes payable approximates their fair value.

5.  Inventories

    Inventories at March 2, 1996 consisted of the following:

      Raw materials                                                   $  754,946

      Work in process                                                     49,164

      Finished goods                                                     267,975
                                                                      ----------

      Total                                                           $1,072,085
                                                                      ==========

6.  Prepaid and Other Current Assets

   Prepaid and other current assets at March 2, 1996 consisted of the following:

      Prepaid advertising and industry trade show fees                  $117,495

      Other                                                               35,490
                                                                        --------
      Total                                                             $152,985
                                                                        ========
7. Property and Equipment

   Property and equipment at March 2, 1996 consisted of the following:

      Equipment and software, including $96,870 of
           capitalized leases                                           $191,705

      Furniture and fixtures                                              61,352

      Leasehold improvements                                               5,162
                                                                        --------
                                                                         258,219

      Less accumulated depreciation and amortization,
           including $3,368 relating to capitalized leases                (9,219)
                                                                        --------

      Total                                                             $249,000
                                                                        ========

8. Commitments and Contingencies

   Leases

   The Company leases two facilities under various operating leases which expire in fiscal 1998 and fiscal 2001. The leases require the Company to pay taxes, maintenance fees and insurance and provide for periodic fixed rent increases and increases based on a published price index. Under certain circumstances the Company has the right to terminate one lease at the forty second month. The Company also leases certain equipment under capital leases which expire in fiscal 2001 and has the right to purchase the underlying equipment at the termination of the leases for its fair market value. Rent expense for all operating leases was approximately $38,061 for the period from inception (October 23, 1995) to March 2, 1996. All non-cancelable leases are guaranteed by Mr. Robert H. Gurevitch, Chief Executive Officer and Chairman of the Board of the Company. The other facility lease is co-guaranteed by Mr. Hiroki Umezaki, Executive Vice President, Director, Secretary and Shareholder of the Company.

   The aggregate liability for future rentals under these lease agreements as of March 2, 1996, is summarized as follows:

          Year Ended                 Capital                  Operating
          March 2,                   Leases                     Leases                    Total
          -------                    ------                     ------                    -----
             1997                   $ 25,668                   $116,359                  $142,027
             1998                     25,668                    121,507                   147,175
             1999                     25,668                     96,348                   122,016
             2000                     25,668                     68,601                    94,269
             2001                     17,736                     54,052                    71,788
                                    --------                   --------                  --------
                                     120,408                   $456,867                  $577,275
                                                               ========                  ========

Less amounts representing:
       Interest                       30,067
       Current Portion                15,505
                                    --------
      Long Term Portion             $ 74,836
                                    ========

9. Capital Transactions

As previously described in Note 2, for accounting purposes, the acquisition of DMD and BDI has been treated as a recapitalization of DMD and BDI, whereby the previously outstanding shares and interests of DMD and BDI were exchanged for 5,000,000 shares of Edudata's restricted common stock and issuance of 2,509,909 common shares for the approximately $660,000 in cash and cash equivalents held by Edudata ($606,000 net of issuance costs of approximately $54,000). Accordingly, DMD's and BDI's historical shareholders' equity and members' interest activity prior to the acquisition has been retroactively restated for the equivalent number of Edudata's common shares received in the transaction.

Specifically, as a result of the acquisition, the Company issued 2,550,000 shares of its common stock to Robert H. Gurevitch, Chief Executive Officer and Chairman of the Board for cash payments totaling approximately $388,500, or $.15 per share. The Company also issued 1,600,000 shares of its common stock to Mr. Hiroki Umezaki, Executive Vice President, Director and Secretary of the Company for cash payments totaling approximately $243,000, or $.15 per share. In exchange for services, 850,000 shares of the Company's common stock were issued to three employees and valued at approximately $128,000, or $.15 per share. Compensation expense of $128,000 was recognized in conjunction with the issuance of the shares for services and is included in the consolidated statement of operations.

There were no options outstanding to purchase Edudata's common stock prior to March 2, 1996. On March 5, 1996, the Company issued options to purchase 15,000 shares of common stock to each of the four new board members and 120,000 options to purchase common shares to an individual for services in connection with the acquisition of DMD and BDI. All options are exercisable at $.30 per share and expire on March 4, 2001. In April 1996, the Company granted 395,000 stock options to employees and independent regional sales representatives. These options vest over five years, are exercisable at $1 per share and expire in 2006.

On May 30, 1996, the Company completed the sale of a total of 1,237,000 shares of its common stock to six foreign investors pursuant to Regulation S of the Securities Act of 1933, as amended. Each share was sold at a price of $.88 per share and, consequently, the Company raised approximately $1,089,000 from the sales less related expenses not expected to exceed $20,000.

10. Income Taxes

The difference between the federal statutory tax rate of 34% and the Company's effective tax rate of 0% is the result of the pass through of operating losses from inception (October 23, 1995) to February 29, 1996 to individual shareholders or members while DMD and BDI were taxed as partnerships, and incurring losses from March 1, 1996 to March 2, 1996 without current tax benefit.

Effective March 1, 1996, the Company became taxed as a C corporation. Temporary differences which gave rise to deferred tax assets and liabilities as of March 2, 1996, are as follows:

         Deferred tax assets:
              Net operating loss carryforward                            $ 692,000
              Inventory allowances                                          36,900
              Other                                                         36,000
                                                                         ---------
         Total deferred tax assets                                         764,900
              Valuation allowance                                         (764,900)
                                                                         ---------
         Net deferred tax assets                                         $       -
                                                                         =========



As of March 2, 1996, the Company had net operating loss carryforwards for federal purposes of approximately $1,928,000. The majority of these net operating loss carryforwards expire between 1999 and 2006. The utilization of net operating loss carryforwards may be limited under the provisions of Internal Revenue Code Section 382.